Capital structure and financial items	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Capital structure and financial items	Capital structure and financial items
4.1 Earnings per share

		2024	2023	2022
Net profit	DKK million	100,988	83,683	55,525
Average number of shares outstanding[1]	in million shares	4,453.9	4,482.8	4,530.6
Dilutive effect of restricted stock units	in million shares	9.1	12.0	14.0
Average number of shares outstanding, including dilutive effect	in million shares	4,463.0	4,494.8	4,544.6
Basic earnings per share	DKK	22.67	18.67	12.26
Diluted earnings per share	DKK	22.63	18.62	12.22
1. Excluding treasury shares.
The trading unit of the Novo Nordisk B shares listed on NASDAQ Copenhagen was changed from DKK 0.20 to DKK 0.10 as of 13 September 2023. The ADRs listed on the New York Stock Exchange (NYSE) were similarly split as of 20 September 2023. Comparative figures have been restated to reflect the change in trading unit from DKK 0.20 to DKK 0.10.

ACCOUNTING POLICIES
Earnings per share is presented as both basic and diluted earnings per share. Basic earnings per share is calculated as net profit divided by the monthly average number of shares outstanding. Diluted earnings per share is calculated as net profit divided by the sum of monthly average number of shares outstanding, including the dilutive effect of the outstanding share pool. Refer to 'Financial definitions and ratios' for a description of calculation of the dilutive effect.
4.2 Distribution to shareholders

DKK million	2024	2023	2022
Interim dividend for the year	15,583	13,430	9,613
Dividend for prior year	28,557	18,337	15,690
Dividend payout in the year	44,140	31,767	25,303
Share repurchases for the year	20,181	29,924	24,086
Total distribution for the year	64,321	61,691	49,389

Novo Nordisk's dividend pay-outs in the year was complemented by share repurchase programmes. Novo Nordisk's guiding principle is that any excess capital after the funding of organic growth opportunities and potential acquisitions should be returned to investors. No dividend is declared on treasury shares.

DKK million	2024	2023	2022
Interim dividend[1]	15,583	13,430	9,613
Final dividend[2]	35,100	28,557	18,337
Total dividend	50,683	41,987	27,950

DKK per share	2024	2023	2022
Interim dividend[1]	3.50	3.00	2.12
Final dividend[2]	7.90	6.40	4.08
Total dividend	11.40	9.40	6.20
1. Interim dividend was declared and paid in August 2024. 2. Final dividend for 2024 is expected to be distributed pending approval at the Annual General Meeting in March 2025. Final dividend for 2023 was declared and paid in March 2024.

4.3 Share capital, Treasury shares and Other reserves

Development in number of shares

Number of shares (million)	A shares	B shares	Total issued shares	Treasury shares	Out-standing shares
Shares beginning of 2023	1,075	3,485	4,560	(60)	4,500
Shares cancelled in 2023	—	(50)	(50)	50	—
Released allocated shares to employees	—	—	—	9	9
Shares purchased in 2023	—	—	—	(51)	(51)
Number of shares end of 2023	1,075	3,435	4,510	(52)	4,458
Shares cancelled in 2024	—	(45)	(45)	45	—
Released allocated shares to employees	—	—	—	8	8
Shares purchased in 2024	—	—	—	(25)	(25)
Number of shares end of 2024	1,075	3,390	4,465	(24)	4,441
The A share capital and number of A shares of DKK 0.10 was unchanged in 2024, 2023 and 2022. In 2024, the B share capital decreased by DKK 4.5 million (equal to cancellation of 45 million shares of DKK 0.10). The corresponding decrease in 2023 was DKK 5 million (equal to cancellation of 50 million shares of DKK 0.10) and decrease in 2022 of DKK 6 million (equal to cancellation of 60 million shares of DKK 0.10).

Each A share of DKK 0.10 per share carries 100 votes and each B share of DKK 0.10 per share carries 10 votes.

At the end of 2024, the holding of treasury shares amounted to 0.5% of the total outstanding shares (1.1% of the outstanding shares in 2023). Treasury shares are primarily acquired to reduce the company's share capital. In addition, a limited part is used to finance Novo Nordisk's long-term share-based incentive programme and restricted stock units to employees. Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.10 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in retained earnings.

The purchase of treasury shares during the year relates to the remaining part of the 2023 share repurchase programme, totalling DKK 1.6 billion, and the DKK 20 billion Novo Nordisk B share repurchase programme for 2024, of which DKK 1.4 billion was outstanding at year-end. The programme ended on 3 February 2025.

Specification of Other reserves
DKK million	Exchange rate adjustments	Cash flow hedges[1]	Tax and other items	Total
Reserve at 1 January 2022	(904)	(1,740)	930	(1,714)
Other comprehensive income, net	2,289	2,766	(892)	4,163
Reserve at 31 December 2022	1,385	1,026	38	2,449
Other comprehensive income, net	(1,404)	586	(355)	(1,173)
Reserve at 31 December 2023	(19)	1,612	(317)	1,276
Other comprehensive income, net	3,096	(6,221)	1,343	(1,782)
Transferred to intangible assets[2]	—	(1,154)	254	(900)
Reserve at 31 December 2024	3,077	(5,763)	1,280	(1,406)
1. Refer to note 4.5 for information on cash flow hedges. 2. A gain from cash flow hedges related to acquisition of businesses of DKK 1,154 million is transferred directly from the cash flow hedge reserve on an after-tax basis to the initial cost of net assets acquired leading to a net hedging effect of DKK 900 million. Refer to note 5.3 for information of acquisition of businesses.

According to Danish corporate law, reserves available for distribution as dividends are based on the financial statements of the parent company, Novo Nordisk A/S. Dividends are declared and paid from distributable reserves. As of 31 December
2024, distributable reserves total DKK 121,931 million (DKK 78,779 million in 2023), corresponding to the parent company's retained earnings and Reserve for cash flow hedges and exchange rate adjustments.
4.4 Financial risks

Management has assessed the following key financial risks:

Type	Financial risk
Foreign exchange risk	High
Credit risk	Low
Interest rate risk	Low
Liquidity risk	Low

Novo Nordisk has centralised management of the Group's financial risks. The overall objectives and policies for the company's financial risk management are outlined in the internal Treasury Policy, which is approved by the Board of Directors. The Treasury Policy consists of the Foreign Exchange Policy, the Investment Policy, the Financing Policy and the Policy regarding Credit Risk on Financial Counterparts, and includes a description of permitted use of financial instruments and risk limits.

Novo Nordisk only hedges commercial exposures and consequently does not enter into derivative transactions for trading or speculative purposes. Novo Nordisk uses a fully integrated treasury management system to manage all financial positions, and all positions are marked-to-market.

Foreign exchange risk
Foreign exchange risk is the most important financial risk for Novo Nordisk and can have a significant impact on the income statement, statement of comprehensive income, balance sheet and cash flow statement. The majority of Novo Nordisk's foreign exchange exposures are in USD, EUR, CNY, CAD, JPY and BRL. The foreign exchange risk is most significant in USD. The exchange rate risk exposure in EUR is regarded as low because of Denmark's fixed exchange rate policy towards EUR. The overall objective of foreign exchange risk management is to reduce the short-term negative impact of exchange rate fluctuations on earnings and cash flow, thereby contributing to the predictability of the financial results. In selected currencies, Novo Nordisk hedges assets and liabilities as well as future expected cash flows up to a maximum of 24 months, including selected business development activities (acquisition of businesses).

Hedge accounting is applied to match the impact of the hedged item and the hedging instrument in the consolidated income statement. The currency hedging strategy balances risk reduction and cost of hedging by use of foreign exchange forwards and foreign exchange options matching the due dates of the hedged items. Expected cash flows are continually assessed using historical inflows, budgets and monthly sales forecasts. Hedge effectiveness is assessed on a regular basis.

Exchange rates applied for selected currencies
	USD	CNY	CAD	JPY	BRL
Average exchange rate applied (DKK per 100)
2024	689	96	503	4.56	129
2023	689	97	511	4.91	138
2022	708	105	543	5.40	137
Year-end exchange rate applied (DKK per 100)
2024	714	98	496	4.53	115
2023	674	95	509	4.77	139
2022	697	101	515	5.29	132

Sensitivity of an immediate 5% decrease in currency rates on 31 December vs DKK[1]
DKK million	2024	2023
Sensitivity of all currencies
Income statement	(323)	(117)
Other comprehensive income	8,012	6,058
Total	7,689	5,941
Hereof sensitivity of USD
Income statement	148	70
Other comprehensive income	7,178	5,082
Total	7,326	5,152
1. An immediate 5% increase would have the opposite impact of the above.
The foreign exchange sensitivity analysis comprises effects from the Group's financial instruments, including cash, trade receivables and trade payables, current loans, current and non-current financial investments, lease liabilities and foreign exchange forwards. Anticipated currency transactions, investments in foreign subsidiaries and non-current assets are not included. The main impact is driven by forward contracts used for hedging activities.

Financial contracts coverage at year end
Months	USD	CNY[2]	CAD	JPY	BRL
2024	12	12	0	12	0
2023	12	12	9	12	0
2. Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk's CNY currency exposure.
The table above shows hedge coverage horizon existing at year-end to cover the expected future cash flow for the disclosed number of months. The hedging of CAD has been phased out during 2024. Average hedge rate for USD cash flow hedges is 676 at the end of 2024 (676 at the end of 2023).

Credit risk
Credit risk arises from the possibility that transactional counterparties may default on their obligations towards the Group.

Credit exposure for cash at bank, marketable securities and derivative financial instruments (fair value)
DKK million	Cash at bank	Marketable securities	Derivative financial instruments	Total
2024
AAA range	—	10,653	—	10,653
AA range	6,582	—	1,773	8,355
A range	8,278	—	4,553	12,831
BBB range	172	—	—	172
Not rated or below BBB range	623	—	—	623
Total	15,655	10,653	6,326	32,634
2023
AAA range	—	15,838	—	15,838
AA range	6,451	—	912	7,363
A range	7,292	—	1,432	8,724
BBB range	17	—	—	17
Not rated or below BBB range	632	—	—	632
Total	14,392	15,838	2,344	32,574

Credit risk exposure to financial counterparties
Novo Nordisk considers its maximum credit exposure to financial counterparties to be DKK 32,634 million (DKK 32,574 million in 2023).

To manage credit risk regarding financial counterparties, Novo Nordisk only enters into derivative financial contracts and money market deposits with financial counterparties possessing a satisfactory long-term credit rating from at least two of the three selected rating agencies: Standard and Poor's, Moody's and Fitch. Furthermore, maximum credit lines defined for each counterparty diversify the overall counterparty risk. The credit risk on marketable securities is low, as investments are made in highly liquid bonds with AAA credit ratings.

Credit risk exposure to non-financial counterparties
Novo Nordisk considers its maximum credit exposure to trade receivables, other receivables (less prepayments and VAT receivables) and other financial assets to be DKK 77,572 million (DKK 67,209 million in 2023). Refer to note 4.8 for details of the Group's total financial assets.

Outside the US, Novo Nordisk has no significant concentration of credit risk related to trade receivables or other receivables and prepayments, because the exposure in general is spread over a large number of counterparties and customers. In the US, the three major wholesalers account for a large proportion of total net sales, see note 2.1. However, US wholesaler credit ratings are monitored, and part of the trade receivables are sold on full non-recourse terms; see below for details.

Novo Nordisk closely monitors the current economic conditions of countries impacted by currency fluctuations, high inflation and an unstable political climate. These indicators, as well as payment history are taken into account in the valuation of trade receivables.

Trade receivable programmes
At year-end, the Group had derecognised receivables without recourse having due dates after 31 December 2024 amounting to:

DKK million	2024	2023	2022
US	3,214	5,059	1,394
Japan	1,834	2,050	2,273

Novo Nordisk's subsidiaries in the US and Japan employ trade receivable programmes in which trade receivables are sold on full non-recourse terms to optimise working capital.

Interest rate risk
Novo Nordisk's exposure to interest rate risk is deemed low, primarily attributable to the capital structure. The company's interest-bearing liabilities comprise a mix of fixed rate Eurobonds and variable rate instruments. The risk associated with variable interest-bearing liabilities is offset to some extent by variable interest-bearing assets. These assets consist of cash, cash equivalents, and marketable securities with a low portfolio duration. Taking into account these balancing factors, the overall interest rate risk is assessed to be low.

Liquidity risk
Novo Nordisk´s liquidity risk is considered to be low. The availability of the required liquidity is ensured through a combination of cash pools for cash centralisation, highly liquid investment portfolios and both uncommitted and committed credit facilities. In combination these factors mitigate short-term liquidity risk. Furthermore, the Board of Directors has decided not to initiate a new share repurchase program in 2025.

Financial reserves
DKK million	2024	2023	2022
Cash at bank	15,655	14,392	12,653
Marketable securities	10,653	15,838	10,921
Undrawn committed credit facility[3]	22,380	11,552	11,527
Undrawn bridge facility	6,341	—	—
Borrowings	(11,775)	(5,431)	(480)
Financial reserves	43,254	36,351	34,621
3. The undrawn committed credit facility comprises a facility of EUR 3,000 million in 2024
(EUR 1,550 million in 2023 and 2022) committed by a portfolio of international banks. The facility matures in 2029.

Financial reserves comprise of sources of liquidity, as shown in the table above, less borrowings that are contractually obliged to be repaid within 12 months. Borrowings, which reduces the financial reserves, consist of current borrowings (DKK 13,113 million) excluding leasing (DKK 1,338 million).
4.5 Derivative financial instruments

	2024				2023
DKK million	Average rate	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Average rate	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Forward contracts USD	676	137,781	13	5,704	676	104,022	1,600	193
Forward contracts CNH and JPY[1]		16,910	109	181		20,246	295	90
Forward contracts, cash flow hedges		154,691	122	5,885		124,268	1,895	283
Forward contracts USD	683	75,864	6,135	1,577	675	65,870	330	946
Forward contracts EUR, CNH, JPY and others		17,451	69	69		28,520	119	43
Forward contracts, fair value hedges		93,315	6,204	1,646		94,390	449	989
Total derivative financial instruments		248,006	6,326	7,531		218,658	2,344	1,272
Recognised in the income statement			6,204	1,646			449	989
Recognised in other comprehensive income			122	5,885			1,895	283
1. For 2023 the relevant currencies are CNH, CAD and JPY.

Deferred losses of DKK 5,763 million from cash flow hedges open at 31 December 2024 were recorded in Other Comprehensive Income along with deferred gains from cash flow hedges related to acquisition of businesses of DKK 1,154 million which was, upon maturity, transferred directly from the cash flow hedge reserve to the initial cost of net assets acquired on an after-tax basis.

Forward contracts are expected to impact the income statement within the next 12 months through financial income or expenses.

There is no ineffectiveness recognised at 31 December 2024.

ACCOUNTING POLICIES
On initiation of the contract, Novo Nordisk designates each derivative financial contract that qualifies for hedge accounting as one of:
•hedges of the fair value of a recognised asset or liability (fair value hedge)
•hedges of a forecast financial transaction (cash flow hedge).

All contracts are initially recognised at fair value and subsequently remeasured at fair value at the end of the reporting period.

Fair value hedges
Value adjustments of fair value hedges are recognised in the income statement along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.

Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised in other comprehensive income. The cumulative value adjustment of these contracts is transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement. For cash flow hedges of foreign currency risk on highly probable non-financial asset purchases, the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.

Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is transferred when the forecasted transaction is ultimately recognised in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement under financial income or financial expenses.

For additional disclosures on accounting policies for financial instruments refer to note 4.8.
4.6 Borrowings

Reconciliation of liabilities arising from financing activities				Non-cash movements
DKK million	Beginning of the year	Re-payments	Proceeds	Additions[1]	Disposals	Exchange rates	Other	End of the year
2024
Lease liabilities	5,726	(1,417)	—	2,383	(3)	71	6	6,766
Eurobonds	20,824	(4,849)	34,513	—	—	12	28	50,528
Loans	—	—	39,494	201	—	6	—	39,701
Commercial papers	—	—	5,344	—	—	(1)	—	5,343
Bank overdrafts	456	(69)	40	—	—	22	—	449
Total borrowings	27,006	(6,335)	79,391	2,584	(3)	110	34	102,787
2023
Lease liabilities	4,529	(1,448)	—	2,809	(4)	(170)	10	5,726
Eurobonds	20,775	—	—	—	—	46	3	20,824
Bank overdrafts	480	(19)	—	—	—	(4)	(1)	456
Total borrowings	25,784	(1,467)	—	2,809	(4)	(128)	12	27,006
1. Non-cash additions include additions from acquisitions of businesses.

Issuance of Eurobonds			Nominal value in millions
Interest	Issue date	Maturity	EUR	DKK
0.750% Fixed	Mar 2022	Mar 2025	500	3,730
3.375% Fixed	May 2024	May 2026	1,300	9,698
1.125% Fixed	Mar 2022	Sep 2027	500	3,730
0.125% Fixed	Jun 2021	Jun 2028	650	4,849
3.125% Fixed	May 2024	Jan 2029	1,000	7,460
1.375% Fixed	Mar 2022	Mar 2030	500	3,730
3.250% Fixed	May 2024	Jan 2031	1,000	7,460
3.375% Fixed	May 2024	May 2034	1,350	10,071
Eurobonds
Four tranches of Eurobonds with an aggregate nominal amount of EUR 4.65 billion, corresponding to DKK 34.7 billion, were issued under the Novo Nordisk’s European Medium Term Note (EMTN) programme in 2024. Net proceeds of the issuances contributed to the financing of the acquisition of three fill-finish sites from Novo Holdings A/S in connection with a transaction where Novo Holdings A/S acquired Catalent, Inc. (note 5.3). No bonds were issued in 2023.

The fair value of Eurobonds approximates the carrying value.

Loans
Loans comprise mainly of unsecured bank loans, intended as temporary funding of the acquisition of three fill-finish sites from Novo Holdings A/S, which carries a variable interest rate. The fair value of the loans approximates their carrying value.

A portion of loans arises from a sale and repurchase agreement of marketable securities (REPO). On 31 December 2024, the carrying amount of the assets transferred was DKK 2,200 million, and the carrying value of associated liabilities amounted to DKK 2,200 million. The repurchase is fixed, and Novo Nordisk has therefore retained full exposure from fair value changes of the marketable securities. Therefore, the transaction is treated as a collateralised lending arrangement. Where substantially all the risks and rewards of ownership are retained in financial assets that have been transferred, the assets are not derecognised and the proceeds obtained are recognised as a financial liability.
Commercial papers
Commercial papers comprise of short-term, unsecured promissory notes, intended as temporary funding of the acquisition of three fill-finish sites from Novo Holdings A/S, which carries a fixed interest rate. The fair value of the commercial papers approximates their carrying value.

ACCOUNTING POLICIES
Issued bonds, loans, commercial papers and bank overdrafts are initially recognised at the fair value of the proceeds received less transaction costs. In subsequent periods these are measured at amortised cost using the effective interest method. The difference between the proceeds received and the nominal value is recognised in financial income or financial expenses over the term of the loan. For fair value determination refer to note 4.8.

Lease liabilities are related to right-of-use assets primarily premises and company cars and include the present value of future lease payments during the lease term. Lease liabilities are initially measured at the present value of the lease payments outstanding at the commencement date, discounted using the incremental borrowing rate. Lease liabilities are measured using the effective interest method. Lease liabilities are subsequently remeasured to reflect changes in future lease payments, e.g. changes in lease terms.

Contractual undiscounted cash flows						2024
DKK million	Leases	Eurobonds	Loans	Commercial papers	Bank overdrafts	Total
2024
Within 1 year	1,510	4,842	3,279	5,356	449	15,436
1-3 years	2,327	11,829	37,945	—	—	52,101
3-5 years	1,558	17,700	28	—	—	19,286
More than 5 years	2,056	23,403	—	—	—	25,459
Total	7,451	57,774	41,252	5,356	449	112,282
Carrying amount end of the year	6,766	50,528	39,701	5,343	449	102,787
Non-current borrowings	5,428	46,799	37,447	—	—	89,674
Current borrowings	1,338	3,729	2,254	5,343	449	13,113
2023
Within 1 year	1,318	4,975	—	—	456	6,749
1-3 years	1,902	3,948	—	—	—	5,850
3-5 years	1,253	8,695	—	—	—	9,948
More than 5 years	1,612	3,819	—	—	—	5,431
Total	6,085	21,437	—	—	456	27,978
Carrying amount end of the year	5,726	20,824	—	—	456	27,006
Non-current borrowings	4,552	15,976	—	—	—	20,528
Current borrowings	1,174	4,848	—	—	456	6,478
4.7 Cash flow statement specifications

Other non-cash items
DKK million	2024	2023	2022

Interest income and interest expenses, net (note 4.9)	(198)	(527)	139
Capital gain/(loss) on investments, net (note 4.9)	19	106	124
Result of associated companies (note 4.9)	17	(81)	189
Share-based payment costs (note 5.1)	2,289	2,149	1,539
Increase/(decrease) in provisions and retirement benefit obligations	22,118	32,230	18,465
Exchange rate effects on provisions and retirement benefit obligations	(5,846)	2,277	(3,238)
Adjustment for remeasurements of retirement benefit obligations	(119)	13	615
Adjustment of provisions and retirement benefit obligations related to acquisition of businesses	(1,088)	—	—
Unrealised gain/(loss) on fair value hedge through profit or loss (note 4.9)	(5,098)	(662)	2,448
Other	2,935	(1,988)	2,228
Total other non-cash items	15,029	33,517	22,509

Change in working capital
DKK million	2024	2023	2022
Inventories	(9,038)	(7,423)	(4,767)
Trade receivables	(7,179)	(14,210)	(9,917)
Other receivables and prepayments	(4,544)	(2,063)	(968)
Trade payables	3,240	10,019	6,717
Other liabilities	9,288	5,099	4,006
Adjustment for payables related to non-current assets	(3,520)	(2,432)	(1,567)
Adjustment related to acquisition of businesses	1,134	—	(143)
Other non-current receivables and prepayments[1]	(2,586)	(1,224)	61
Other non-current liabilities[1]	(166)	89	(260)
Change in working capital including exchange rate adjustments	(13,371)	(12,145)	(6,838)
Exchange rate adjustments	1,376	(1,235)	1,303
Cash flow change in working capital	(11,995)	(13,380)	(5,535)
1. Other non-current receivables and prepayments and Other non-current liabilities relating to 2023 and 2022 have been reclassified from Total other non-cash items to Cash flow changes in operating assets, net.
4.8 Financial assets and liabilities

DKK million	2024	2023
Financial assets by category
Other financial assets	1,530	571
Marketable securities	10,653	15,838
Financial assets at fair value through the income statement	12,183	16,409
Derivative financial instruments (note 4.5)	6,326	2,344
Derivatives used as hedging instruments (assets)	6,326	2,344
Other financial assets	747	682
Trade receivables	25,996	31,729
Other receivables and prepayments (current and non-current)	16,628	9,498
•less prepayments and VAT receivables	(13,282)	(8,312)
Cash at bank (note 4.4)	15,655	14,392
Financial assets at amortised cost	45,744	47,989
Trade receivables eligible for factoring	45,953	33,041
Financial assets at fair value through other comprehensive income	45,953	33,041
Total financial assets at the end of the year by category	110,206	99,783

Financial liabilities by category
Derivative financial instruments (note 4.5)	7,531	1,272
Derivatives used as hedging instruments (liability)	7,531	1,272
Borrowings (non-current) (note 4.6)[1]	89,674	20,528
Borrowings (current) (note 4.6)[1]	13,113	6,478
Trade payables	28,846	25,606
Other liabilities (non-current)	23	189
Other liabilities (current)	37,993	28,705
•less VAT and duties payable	(960)	(600)
Financial liabilities measured at amortised cost	168,689	80,906
Total financial liabilities at the end of the year by category	176,220	82,178
1. Refer to note 4.6 for a maturity analysis for non-current and current borrowings.

Fair value measurement hierarchy
DKK million	2024	2023
Active market data (level 1)	10,833	16,052
Directly or indirectly observable market data (level 2)	6,326	2,344
Not based on observable market data (level 3)	47,303	33,398
Total financial assets at fair value	64,462	51,794
Active market data (level 1)	—	—
Directly or indirectly observable market data (level 2)	7,531	1,272
Not based on observable market data (level 3)	—	—
Total financial liabilities at fair value	7,531	1,272

Financial assets and liabilities measured at fair value can be categorised using the fair value measurement hierarchy above. There were no transfers between the 'Active market data' and 'Directly or indirectly observable market data' categories during 2024 or 2023. The fair value of issued Eurobonds, which is disclosed in note 4.6, are based on 'Active market data'. There are no significant intangible assets or items of property, plant and equipment measured at fair value.

Cash at bank at 31 December 2024 includes DKK 867 million that is restricted (DKK 857 million in 2023). The restricted cash balance relates to subsidiaries in which availability of currency for remittance of funds is temporarily scarce.

ACCOUNTING POLICIES
Depending on purpose, Novo Nordisk classifies financial instruments into the following categories:

•Financial assets at fair value through the income statement
•Derivatives used as hedging instruments
•Financial assets at amortised cost
•Financial assets at fair value through other comprehensive income
•Financial liabilities at amortised cost

Recognition and measurement
Financial assets measured at fair value through the income statement consist of other financial assets, which comprise of equity investments, and marketable securities. These financial instruments are initially recognised at fair value. Net gains and losses arising from changes in the fair value of equity instruments and marketable securities are recognised in the income statement as financial income or expenses.

For a description of accounting policies on derivative financial instruments used as hedging instruments, refer to note 4.5.

Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect' the financial assets to attain the contractual cash flows. If collection is expected within one year (or in the normal operating cycle of the business, if longer), they are classified as current assets. If not, they are presented as non-current assets. These are initially measured at fair value less transaction costs, except for trade receivables that are initially measured at the transaction price. Subsequently, they are measured at amortised cost using the effective interest method less impairment. For a description of accounting policies on trade receivables, refer to note 3.4.

Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.

Financial liabilities at amortised cost consist of borrowings (issued Eurobonds, bank overdrafts and lease liabilities), trade payables and other liabilities (primarily accruals for promotional and distribution activities, accrued employee-related costs and accrued payables related to assets under construction). These are initially recognised at the fair value less transaction costs. Subsequently, they are measured at amortised cost using the effective interest method. For initial recognition of lease liabilities refer to note 4.6.

Fair value measurement
If an active market exists, the fair value of a financial instrument is based on the most recently observed market price at the end of the reporting period. If a financial instrument is quoted in a market that is not active, Novo Nordisk bases its valuation on the most recent transaction price. Adjustment is made for subsequent changes in market conditions, for instance by including transactions in similar financial instruments assumed to be motivated by normal business considerations. The fair values of quoted investments are based on current bid prices at the end of the reporting period.

Financial assets for which no active market exists are carried at fair value based on a valuation methodology. The fair value of such financial instruments are determined on the basis of quoted market prices of financial instruments traded in active markets. The fair value of standard and simple financial instruments, such as foreign exchange forward contracts, interest rate swaps, currency swaps and unlisted bonds, is measured according to generally accepted valuation techniques. Market-based input is used to measure the fair value.

The fair value of trade receivables held to collect or sell in factoring agreements is calculated based on the net invoice amount (invoice amount less charge-backs) less the fee payable to the factoring entity. The factoring fee is insignificant due to the short period between the time of sale to the factoring entity and the invoice due date and the rate applicable. Inputs into the estimate of US wholesaler charge-backs are described in note 2.1.
4.9 Financial income and expenses

DKK million	2024	2023	2022
Financial income
Interest income[1]	1,838	1,069	239
Foreign exchange gain (net)	—	308	—
Financial gain from forward contracts (net)	4,358	1,344	—
Capital gain on marketable securities	2	143	—
Result of associated companies	—	81	—
Total financial income	6,198	2,945	239
Financial expenses
Interest expenses on debts and borrowings	1,640	542	378
Foreign exchange loss (net)	5,381	—	2,885
Financial loss from forward contracts (net)	—	—	1,766
Capital loss on investments	19	106	124
Capital loss on marketable securities	—	—	463
Result of associated companies	17	—	189
Other financial expenses	289	197	181
Total financial expenses	7,346	845	5,986
1. Interest income include DKK 399 million from marketable securities at fair value through the income statement (2023: DKK 370 million; 2022: DKK 78 million) while the remaining interest income is derived from financial assets at amortised cost.

Financial impact from forward contracts, specified
DKK million	2024	2023	2022
Income/(loss) transferred from other comprehensive income	1,612	1,026	(1,740)
Realised fair value adjustment of transferred contracts	(2,903)	214	(3,772)
Unrealised fair value adjustments of forward contracts[2]	4,558	(540)	(1,202)
Realised foreign exchange gain/(loss) on forward contracts	1,091	644	4,948
Financial income/(expense) from forward contracts	4,358	1,344	(1,766)
2. Refer to note 4.5 for information on open fair value hedge contracts at 31 December.

ACCOUNTING POLICIES
Management has chosen to classify the result of hedging activities as part of financial items in the income statement, except for foreign currency-risk cash flow hedges on highly probable non-financial asset purchases where the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.